Taxation - Schedule of Income Tax Recognised in Statement of Profit or Loss and Other Comprehensive Income (Details) - Zeecol Limited [Member] - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Net profit/(loss) before taxation	$ (10,136)	$ (468,300)	$ (132,468)	$ (168,799)
Non deductible expenses	2,124			12,635
Net taxable profit/(loss)	(8,012)			(156,164)
Deferred tax	83,796			4,940
Total income tax expense	83,796	(179,325)	21,291	4,940
Opening Balance		1,520	1,228	1,228
Refunds		(3,204)		(1,228)
Resident withholding tax paid	1,228	747	1,223	1,520
Asset/ (liability) at 31 March	1,228	190	2,647	1,520
Opening Balance		(88,736)	(83,796)	(83,796)
Current year movement	(83,796)			(4,940)
Deferred tax asset/ (liability) at 31 March	(83,796)			(88,736)
Deferred tax liability	(94,360)			(177,176)
Deferred tax asset	10,564			88,440
Revenue received in advance	(94,360)			(177,176)
Deferred expenses	8,320			42,471
Tax loss carried forward to offset against future taxable income	2,243			45,969
Opening Balance		164,176	8,012	8,012
Current year movement	8,012			156,164
Total accumulated tax losses to carry forward	8,012			164,176
Opening Balance		$ 1,520	$ 1,228	1,228
Income tax refunded				(1,228)
Resident withholding tax paid	1,228			1,520
Imputation credits at 31 March	$ 1,228			$ 1,520